Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Segment Reporting [Abstract]
Summary of Loans and Deposits by Business Line
The following is relevant information on loans and deposits by business line as of December 31, 2025 and 2024:

Group (banking activity) (1)	December 31, 2025	December 31, 2024
Financial assets at amortized cost - Loans and advances	14,448,211,657	9,916,843,857
Corporate banking (2)	2,558,562,401	1,663,867,627
Small and medium companies (3)	4,765,305,004	3,677,924,356
Retail	7,124,344,252	4,575,051,874
Other assets	10,960,179,651	9,446,889,213
TOTAL ASSETS	25,408,391,308	19,363,733,070
Financial liabilities at amortized cost – Deposits	17,205,076,066	13,062,299,276
Corporate banking (2) (3)	6,755,150,134	4,398,896,838
Small and medium companies (2) (3)	1,708,180,677	2,027,506,615
Retail	8,741,745,255	6,635,895,823
Other liabilities	4,659,961,369	2,860,363,758
TOTAL LIABILITIES	21,865,037,435	15,922,663,034
(1)It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A., FCA Compañía Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.
(2)It includes the Financial Sector.
(3)It includes Government Sector.